Contingencies - Summary of Contingencies (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	$ 86	$ 70
Estimated financial effect of contingent liabilities	322	235
Civil
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	123	45
Labor
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	189	157
Tax
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Estimated financial effect of contingent liabilities	10	33
Civil
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	17	21
Labor
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	16	49
Tax
Disclosure of Detailed Information about Provisions and Contingencies [Line Items]
Other provisions	$ 53	$ 0